Subsequent Events - Additional information (Detail) (New Contract, ORIX Credit)	1 Months Ended
Apr. 26, 2012
New Contract | ORIX Credit
Subsequent Event [Line Items]
Number of shares to be transferred	4,004,824
Percentage of outstanding shares to be transferred	51.00%